WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 84.1%
COMMUNICATION SERVICES - 3.0%
Entertainment - 0.2%
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	$10,000	$10,007
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	10,000	9,582

Total Entertainment				19,589

Media - 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.500%	5/1/26	150,000	149,001	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	70,000	69,258
Discovery Communications LLC., Senior Notes	4.900%	3/11/26	10,000	9,971

Total Media				228,230

Wireless Telecommunication Services - 0.7%
Sprint LLC, Senior Notes	7.125%	6/15/24	50,000	50,217
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	20,000	19,577

Total Wireless Telecommunication Services				69,794

TOTAL COMMUNICATION SERVICES				317,613

CONSUMER DISCRETIONARY - 17.0%
Automobile Components - 2.3%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	250,000	247,167	(a)

Automobiles - 5.9%
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	196,808
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	200,000	185,237
General Motors Co., Senior Notes	6.125%	10/1/25	100,000	101,344
Hyundai Capital America, Senior Notes	0.800%	1/8/24	30,000	29,980	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	1.050%	3/8/24	10,000	9,906	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	6.950%	9/15/26	10,000	10,330	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	1.850%	9/16/26	110,000	98,902	(a)

Total Automobiles				632,507

Broadline Retail - 1.4%
Nordstrom Inc., Senior Notes	2.300%	4/8/24	30,000	29,590
QVC Inc., Senior Secured Notes	4.850%	4/1/24	120,000	118,767

Total Broadline Retail				148,357

Hotels, Restaurants & Leisure - 6.4%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	200,000	182,223	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	90,000	88,253
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	90,000	86,488
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	240,000	232,800	(a)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Notes	5.500%	3/1/25	100,000	99,491	(a)

Total Hotels, Restaurants & Leisure				689,255

Household Durables - 0.3%
DR Horton Inc., Senior Notes	2.500%	10/15/24	30,000	29,275
Newell Brands Inc., Senior Notes	4.000%	12/1/24	10,000	9,807

Total Household Durables				39,082

Textiles, Apparel & Luxury Goods - 0.7%
Tapestry Inc., Senior Notes	7.050%	11/27/25	70,000	71,540

TOTAL CONSUMER DISCRETIONARY				1,827,908

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	1

WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 0.9%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide Inc., Senior Notes (3 mo. Term SOFR + 1.002%)	6.427%	1/12/24	$50,000	$50,004	(b)

Tobacco - 0.4%
BAT Capital Corp., Senior Notes	3.557%	8/15/27	50,000	47,716

TOTAL CONSUMER STAPLES				97,720

ENERGY - 10.9%
Oil, Gas & Consumable Fuels - 10.9%
Apache Corp., Senior Notes	7.950%	4/15/26	20,000	20,874
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	140,000	135,450	(a)
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	20,000	16,868
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	40,000	40,945	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	10,000	9,922
Continental Resources Inc., Senior Notes	2.268%	11/15/26	10,000	9,201	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	20,000	19,350
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	10,000	9,704
Devon Energy Corp., Senior Notes	5.850%	12/15/25	30,000	30,324
Devon Energy Corp., Senior Notes	5.250%	10/15/27	30,000	30,164
Devon Energy Corp., Senior Notes	5.875%	6/15/28	12,000	12,123
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	20,000	21,129
Ecopetrol SA, Senior Notes	4.625%	11/2/31	40,000	33,934
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	10,000	10,679
Enterprise Products Operating LLC, Senior Notes (3 mo. Term SOFR + 3.248%)	8.638%	8/16/77	160,000	159,002	(b)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	80,000	71,699	(b)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	110,000	113,344	(a)
EQT Corp., Senior Notes	3.125%	5/15/26	50,000	47,440	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	10,000	9,566
MPLX LP, Senior Notes	1.750%	3/1/26	50,000	46,772
Northwest Pipeline LLC, Senior Notes	7.125%	12/1/25	20,000	20,496
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	6,000	6,022
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	60,000	60,434
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	20,000	19,104
Occidental Petroleum Corp., Senior Notes	6.375%	9/1/28	40,000	42,033
ONEOK Inc., Senior Notes	5.650%	11/1/28	40,000	41,408
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	9,636	(a)
Petroleos Mexicanos, Senior Notes	6.875%	10/16/25	60,000	59,034
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	20,654
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	20,000	19,500
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	20,000	18,703

TOTAL ENERGY				1,165,514

FINANCIALS - 30.2%
Banks - 18.7%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	192,468	(b)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	80,000	75,290	(b)
Bank of America Corp., Senior Notes (1.530% to 12/6/24 then SOFR + 0.650%)	1.530%	12/6/25	50,000	48,067	(b)

See Notes to Schedules of Investments.

2	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (1.734% to 7/22/26 then SOFR + 0.960%)	1.734%	7/22/27	$130,000	$119,100	(b)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	200,000	204,154	(a)(b)(c)
Citigroup Inc., Senior Notes (0.981% to 5/1/24 then SOFR + 0.669%)	0.981%	5/1/25	40,000	39,321	(b)
Citigroup Inc., Senior Notes (1.281% to 11/3/24 then SOFR + 0.528%)	1.281%	11/3/25	20,000	19,243	(b)
Citigroup Inc., Senior Notes (1.462% to 6/9/26 then SOFR + 0.770%)	1.462%	6/9/27	90,000	82,363	(b)
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	200,000	193,416	(a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	194,792	(a)(b)
Fifth Third Bancorp, Senior Notes (6.339% to 7/27/28 then SOFR + 2.340%)	6.339%	7/27/29	30,000	31,235	(b)
HSBC Holdings PLC, Senior Notes (0.976% to 5/24/24 then SOFR + 0.708%)	0.976%	5/24/25	200,000	195,934	(b)
Huntington Bancshares Inc., Senior Notes (6.208% to 8/21/28 then SOFR + 2.020%)	6.208%	8/21/29	20,000	20,623	(b)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	200,000	197,922	(a)
JPMorgan Chase & Co., Senior Notes (1.578% to 4/22/26 then SOFR + 0.885%)	1.578%	4/22/27	30,000	27,685	(b)
Swedbank AB, Senior Notes	6.136%	9/12/26	200,000	203,952	(a)
Truist Bank, Senior Notes	4.050%	11/3/25	70,000	68,801
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	20,000	20,352	(b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	20,000	20,547	(b)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	50,000	51,053	(b)

Total Banks				2,006,318

Capital Markets - 6.8%
Charles Schwab Corp., Senior Notes	1.150%	5/13/26	50,000	45,822
Charles Schwab Corp., Senior Notes (5.643% to 5/19/28 then SOFR + 2.210%)	5.643%	5/19/29	30,000	30,775	(b)
Credit Suisse AG AT1 Claim	—	—	200,000	23,000	*(d)
Goldman Sachs Group Inc., Senior Notes (0.855% to 2/12/25 then SOFR + 0.609%)	0.855%	2/12/26	40,000	37,928	(b)
Goldman Sachs Group Inc., Senior Notes (1.093% to 12/9/25 then SOFR + 0.789%)	1.093%	12/9/26	80,000	73,677	(b)
Goldman Sachs Group Inc., Senior Notes (1.948% to 10/21/26 then SOFR + 0.913%)	1.948%	10/21/27	80,000	73,186	(b)
Morgan Stanley, Senior Notes (0.985% to 12/10/25 then SOFR + 0.720%)	0.985%	12/10/26	40,000	36,801	(b)
Morgan Stanley, Senior Notes (1.512% to 7/20/26 then SOFR + 0.858%)	1.512%	7/20/27	20,000	18,268	(b)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	60,000	55,283	(b)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	70,000	67,246	(b)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	280,000	266,275	(a)(b)

Total Capital Markets				728,261

Financial Services - 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	150,000	138,888
Element Fleet Management Corp., Senior Notes	1.600%	4/6/24	10,000	9,873	(a)
GA Global Funding Trust, Secured Notes	1.000%	4/8/24	20,000	19,707	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	70,000	64,575	(a)

Total Financial Services				233,043

Insurance - 1.9%
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	90,000	68,938	(a)
National General Holdings Corp., Senior Notes	6.750%	5/15/24	40,000	40,066	(a)
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	70,000	68,129	(a)
Reliance Standard Life Global Funding II, Secured Notes	2.750%	1/21/27	30,000	27,563	(a)

Total Insurance				204,696

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	3

WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Starwood Property Trust Inc., Senior Notes	3.750%	12/31/24	$40,000	$39,247	(a)
Starwood Property Trust Inc., Senior Notes	3.625%	7/15/26	30,000	28,419	(a)

Total Mortgage Real Estate Investment Trusts (REITs)				67,666

TOTAL FINANCIALS				3,239,984

HEALTH CARE - 0.8%
Health Care Providers & Services - 0.8%
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	10,000	9,129
Centene Corp., Senior Notes	4.625%	12/15/29	30,000	28,762
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	10,000	8,670
HCA Inc., Senior Notes	7.690%	6/15/25	40,000	41,309

TOTAL HEALTH CARE				87,870

INDUSTRIALS - 11.9%
Aerospace & Defense - 0.5%
Boeing Co., Senior Notes	4.875%	5/1/25	30,000	29,850
Howmet Aerospace Inc., Senior Notes	6.875%	5/1/25	30,000	30,389

Total Aerospace & Defense				60,239

Building Products - 0.2%
Carrier Global Corp., Senior Notes	5.800%	11/30/25	20,000	20,266	(a)

Commercial Services & Supplies - 1.2%
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	130,000	128,622	(a)

Electrical Equipment - 0.4%
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	40,000	40,442	(a)

Passenger Airlines - 7.5%
Air Canada Pass-Through Trust	4.125%	5/15/25	41,844	40,275	(a)
Air Canada Pass-Through Trust	4.750%	5/15/25	38,800	37,109	(a)
Alaska Airlines Inc. Pass-Through Trust	4.800%	8/15/27	7,649	7,432	(a)
American Airlines Group Inc. Pass-Through Trust	4.950%	2/15/25	46,750	45,413
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	50,000	50,572	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	50,000	49,639	(a)
British Airways Pass-Through Trust	3.350%	6/15/29	123,151	111,467	(a)
Continental Airlines Pass-Through Trust	4.000%	10/29/24	5,028	4,916
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	60,000	59,088	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	20,000	19,670	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	10,000	7,192	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	50,000	35,958	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	40,000	38,976	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	36,480	35,336
United Airlines Pass-Through Trust	5.800%	1/15/36	40,000	40,564
US Airways Pass-Through Trust	5.900%	10/1/24	156,337	156,348
US Airways Pass-Through Trust	4.625%	6/3/25	30,906	30,045
US Airways Pass-Through Trust	3.950%	11/15/25	37,919	36,227

Total Passenger Airlines				806,227

See Notes to Schedules of Investments.

4	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Trading Companies & Distributors - 2.1%
Air Lease Corp., Senior Notes	5.850%	12/15/27	$40,000	$41,034
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	190,000	184,412	(a)

Total Trading Companies & Distributors				225,446

TOTAL INDUSTRIALS				1,281,242

INFORMATION TECHNOLOGY - 2.5%
Electronic Equipment, Instruments & Components - 0.9%
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	80,000	77,963
Vontier Corp., Senior Notes	1.800%	4/1/26	20,000	18,394

Total Electronic Equipment, Instruments & Components				96,357

IT Services - 1.2%
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	4.625%	11/1/26	140,000	136,137	(a)

Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology Inc., Senior Notes	6.750%	11/1/29	20,000	21,612

Software - 0.2%
Fortinet Inc., Senior Notes	1.000%	3/15/26	20,000	18,333

TOTAL INFORMATION TECHNOLOGY				272,439

MATERIALS - 1.2%
Containers & Packaging - 0.1%
Graphic Packaging International LLC, Senior Secured Notes	1.512%	4/15/26	10,000	9,074	(a)

Metals & Mining - 1.1%
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	10,000	10,500
Freeport-McMoRan Inc., Senior Notes	4.375%	8/1/28	50,000	48,002
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	20,000	18,886	(a)
Glencore Funding LLC, Senior Notes	5.400%	5/8/28	10,000	10,182	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	20,000	19,317
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	10,000	8,429

Total Metals & Mining				115,316

TOTAL MATERIALS				124,390

REAL ESTATE - 2.0%
Health Care REITs - 0.2%
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	20,000	19,921

Retail REITs - 1.8%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	200,000	196,366	(a)

TOTAL REAL ESTATE				216,287

UTILITIES - 3.7%
Electric Utilities - 3.7%
Edison International, Senior Notes	4.950%	4/15/25	80,000	79,436
Enel Finance International NV, Senior Notes	6.800%	10/14/25	200,000	205,028	(a)
Metropolitan Edison Co., Senior Notes	5.200%	4/1/28	10,000	10,073	(a)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	60,000	54,095	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	30,000	27,037
Pacific Gas and Electric Co., First Mortgage Bonds	3.000%	6/15/28	10,000	9,114

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	5

WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Pennsylvania Electric Co., Senior Notes	5.150%	3/30/26	$10,000	$9,984	(a)
Toledo Edison Co., First Mortgage Bonds	2.650%	5/1/28	8,000	7,204	(a)

TOTAL UTILITIES				401,971

TOTAL CORPORATE BONDS & NOTES (Cost - $9,101,175)				9,032,938

ASSET-BACKED SECURITIES - 6.8%
CIFC Funding Ltd., 2017-2A BR (3 mo. Term SOFR + 1.762%)	7.177%	4/20/30	250,000	248,616	(a)(b)
Halcyon Loan Advisors Funding Ltd., 2017-2A A2 (3 mo. Term SOFR + 1.962%)	7.364%	1/17/30	250,000	249,765	(a)(b)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	25,713	23,400	(a)
Neuberger Berman Loan Advisers CLO Ltd., 2021-42A A (3 mo. Term SOFR + 1.362%)	6.755%	7/16/35	210,000	209,098	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $730,945)				730,879

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 3.4%
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	95,384	96,383	(a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	30,000	31,233	(a)
Federal National Mortgage Association (FNMA) - CAS, 2023-R08 1M1 (30 Day Average SOFR + 1.500%)	6.837%	10/25/43	19,180	19,222	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	7.837%	10/25/43	20,000	20,461	(a)(b)
GS Mortgage Securities Corp., 2023-SHIP A	4.322%	9/10/38	100,000	97,200	(a)(b)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	97,036	98,851	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $357,434)				363,350

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.9%
U.S. Government Obligations - 0.9%
U.S. Treasury Notes	4.875%	7/31/25	20,000	20,091
U.S. Treasury Notes	4.625%	11/15/26	30,000	30,473
U.S. Treasury Notes	4.875%	10/31/28	40,000	41,753

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $90,635)				92,317

SOVEREIGN BONDS - 0.5%
Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	4,719	1,873
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	103,800	41,495
Provincia de Buenos Aires/Government Bonds, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	18,600	7,100	(a)
Provincia de Buenos Aires/Government Bonds, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	10,000	3,817	(f)

TOTAL SOVEREIGN BONDS (Cost - $81,235)				54,285

SENIOR LOANS - 0.1%
INDUSTRIALS - 0.1%
Passenger Airlines - 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%) (Cost - $7,953)	9.166%	10/20/27	8,000	8,183	(b)(g)(h)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $10,369,377)				10,281,952

See Notes to Schedules of Investments.

6	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.4%
BNY Mellon Cash Reserve Fund (Cost - $263,327)	2.250%	263,327	$263,327	(i)

TOTAL INVESTMENTS - 98.2% (Cost - $10,632,704)			10,545,279
Other Assets in Excess of Liabilities - 1.8%			191,980

TOTAL NET ASSETS - 100.0%			$10,737,259

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At December 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	19	3/24	$3,877,157	$3,912,367	$35,210
U.S. Treasury 5-Year Notes	77	3/24	8,187,533	8,375,555	188,022
U.S. Treasury Ultra 10-Year Notes	3	3/24	337,107	354,047	16,940

					240,172

Contracts to Sell:
U.S. Treasury 10-Year Notes	56	3/24	6,114,929	6,321,875	(206,946)
U.S. Treasury Long-Term Bonds	1	3/24	115,318	124,937	(9,619)
U.S. Treasury Ultra Long-Term Bonds	1	3/24	120,670	133,594	(12,924)

					(229,489)

Net unrealized appreciation on open futures contracts					$10,683

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	7

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 30.5%
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.6%
AT&T Inc., Senior Notes	2.550%	12/1/33	30,000	$24,451
AT&T Inc., Senior Notes	5.350%	9/1/40	10,000	9,870
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	10,104
AT&T Inc., Senior Notes	4.350%	6/15/45	19,000	16,403
AT&T Inc., Senior Notes	3.500%	9/15/53	20,000	14,514
AT&T Inc., Senior Notes	3.550%	9/15/55	7,000	5,033
AT&T Inc., Senior Notes	3.650%	9/15/59	20,000	14,334
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	20,000	18,280
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	60,000	49,349
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	27,000	23,281
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	40,000	39,018
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	30,000	31,218
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	30,000	23,881

Total Diversified Telecommunication Services				279,736

Entertainment - 0.2%
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	10,000	10,007
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	60,000	57,491
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	10,000	9,488
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	10,000	8,816
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	10,000	8,583

Total Entertainment				94,385

Media - 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	40,000	36,059	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	28,000	24,470	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	140,000	138,669
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	130,000	128,622
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	50,000	42,173
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	20,000	18,035
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	40,000	27,823
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	40,000	30,963
Comcast Corp., Senior Notes	3.750%	4/1/40	50,000	43,009
Comcast Corp., Senior Notes	4.000%	8/15/47	10,000	8,424
Comcast Corp., Senior Notes	3.969%	11/1/47	20,000	16,783
Comcast Corp., Senior Notes	3.450%	2/1/50	10,000	7,676
Comcast Corp., Senior Notes	2.800%	1/15/51	20,000	13,328
Comcast Corp., Senior Notes	2.887%	11/1/51	20,000	13,529
DISH DBS Corp., Senior Notes	5.875%	11/15/24	120,000	112,532

See Notes to Schedules of Investments.

8	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Fox Corp., Senior Notes	6.500%	10/13/33	20,000	$21,649
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	10,000	9,853

Total Media				693,597

Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	10,000	9,476
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	50,000	48,496
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	70,000	66,381
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	40,000	34,453

Total Wireless Telecommunication Services				158,806

TOTAL COMMUNICATION SERVICES				1,226,524

CONSUMER DISCRETIONARY - 3.4%
Automobiles - 1.1%
Ford Motor Co., Senior Notes	3.250%	2/12/32	100,000	83,170
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	200,000	179,458
General Motors Co., Senior Notes	6.125%	10/1/25	10,000	10,134
General Motors Co., Senior Notes	5.600%	10/15/32	20,000	20,449
General Motors Co., Senior Notes	5.950%	4/1/49	10,000	9,784
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	240,000	229,580	(a)

Total Automobiles				532,575

Broadline Retail - 0.6%
Amazon.com Inc., Senior Notes	3.600%	4/13/32	20,000	19,051
Amazon.com Inc., Senior Notes	3.875%	8/22/37	50,000	46,397
Amazon.com Inc., Senior Notes	4.050%	8/22/47	30,000	27,049
Amazon.com Inc., Senior Notes	3.100%	5/12/51	80,000	59,463
Prosus NV, Senior Notes	3.832%	2/8/51	200,000	125,614	(a)

Total Broadline Retail				277,574

Hotels, Restaurants & Leisure - 1.6%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	20,000	19,612
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	80,000	76,878
McDonald’s Corp., Senior Notes	4.450%	9/1/48	20,000	18,553
McDonald’s Corp., Senior Notes	4.200%	4/1/50	50,000	44,221
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	130,000	127,030	(a)
Royal Caribbean Cruises Ltd., Senior Notes	7.250%	1/15/30	40,000	41,775	(a)
Sands China Ltd., Senior Notes	5.375%	8/8/25	200,000	197,233
Sands China Ltd., Senior Notes	2.550%	3/8/27	200,000	181,826
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	50,000	47,891	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	10,000	10,414	(a)

Total Hotels, Restaurants & Leisure				765,433

Household Durables - 0.0%††
Lennar Corp., Senior Notes	4.500%	4/30/24	10,000	9,947
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	10,000	9,296

Total Household Durables				19,243

Specialty Retail - 0.1%
Home Depot Inc., Senior Notes	3.350%	4/15/50	40,000	31,090

TOTAL CONSUMER DISCRETIONARY				1,625,915

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	9

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 0.9%
Beverages - 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	3,000	$2,946
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	10,000	10,155
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.439%	10/6/48	40,000	36,821
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	30,000	32,238
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	10,000	9,914

Total Beverages				92,074

Food Products - 0.2%
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	40,000	34,912
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	10,000	9,475
Mars Inc., Senior Notes	3.200%	4/1/30	20,000	18,467	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	10,000	9,233	(b)

Total Food Products				72,087

Personal Care Products - 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	10,000	10,308

Tobacco - 0.5%
Altria Group Inc., Senior Notes	2.450%	2/4/32	10,000	8,155
Altria Group Inc., Senior Notes	6.875%	11/1/33	20,000	22,014
Altria Group Inc., Senior Notes	5.375%	1/31/44	10,000	9,817
Altria Group Inc., Senior Notes	3.875%	9/16/46	70,000	52,430
Altria Group Inc., Senior Notes	5.950%	2/14/49	90,000	91,666
Altria Group Inc., Senior Notes	6.200%	2/14/59	4,000	4,225
BAT Capital Corp., Senior Notes	3.557%	8/15/27	16,000	15,269
BAT Capital Corp., Senior Notes	3.734%	9/25/40	30,000	22,053
BAT Capital Corp., Senior Notes	4.540%	8/15/47	20,000	15,354

Total Tobacco				240,983

TOTAL CONSUMER STAPLES				415,452

ENERGY - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	30,000	28,728
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	30,000	26,319	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	30,000	25,544	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	20,000	19,523
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	10,000	8,520
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	50,000	49,567	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	70,000	73,309	(a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	20,000	18,402	(a)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	20,000	19,909	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	30,000	24,244
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	60,000	58,049
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	40,000	38,814
Devon Energy Corp., Senior Notes	5.000%	6/15/45	80,000	70,622
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	50,000	46,436
Ecopetrol SA, Senior Notes	5.875%	5/28/45	270,000	213,261
Energy Transfer LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.028%)	9.669%	1/16/24	10,000	9,603	(c)(d)

See Notes to Schedules of Investments.

10	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	20,000	$19,006	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	110,000	104,923	(c)(d)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	20,000	19,379
Energy Transfer LP, Senior Notes	4.950%	6/15/28	10,000	9,961
Energy Transfer LP, Senior Notes	5.250%	4/15/29	110,000	110,823
Energy Transfer LP, Senior Notes	3.750%	5/15/30	30,000	27,859
Energy Transfer LP, Senior Notes	6.250%	4/15/49	30,000	31,023
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	50,000	49,366
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	50,000	45,218
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	10,000	11,445
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	30,000	23,869
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	10,000	8,962	(d)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	10,000	9,201
EOG Resources Inc., Senior Notes	4.950%	4/15/50	20,000	19,646
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	70,000	69,968	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	75,000	71,748
EQT Corp., Senior Notes	5.000%	1/15/29	20,000	19,812
EQT Corp., Senior Notes	3.625%	5/15/31	40,000	35,723	(a)
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	30,000	29,579
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	20,000	17,844
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	20,000	18,254
MPLX LP, Senior Notes	4.875%	6/1/25	20,000	19,869
MPLX LP, Senior Notes	4.800%	2/15/29	30,000	29,786
MPLX LP, Senior Notes	4.500%	4/15/38	20,000	17,797
MPLX LP, Senior Notes	5.500%	2/15/49	20,000	19,342
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	90,000	97,447
ONEOK Inc., Senior Notes	5.800%	11/1/30	10,000	10,396
ONEOK Inc., Senior Notes	6.050%	9/1/33	30,000	31,786
ONEOK Inc., Senior Notes	6.625%	9/1/53	30,000	33,574
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	9,636	(a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	30,000	25,486
Shell International Finance BV, Senior Notes	4.375%	5/11/45	10,000	9,162
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	50,000	48,823
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	80,000	74,017
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	10,000	9,876
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	20,654
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	160,000	155,426
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	40,000	35,231	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	40,000	41,884
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	20,000	18,129

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	11

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	30,000	$29,195
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	10,000	9,671
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	150,000	140,271
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	80,000	71,344
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	30,000	33,588
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	40,000	48,456

TOTAL ENERGY				2,525,305

FINANCIALS - 10.9%
Banks - 7.1%
Bank of America Corp., Senior Notes	5.000%	1/21/44	50,000	49,031
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	50,000	41,454	(d)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	50,000	42,222	(d)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	340,000	289,279	(d)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	220,000	215,006	(d)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	100,000	99,062
Bank of Montreal, Senior Notes	1.850%	5/1/25	20,000	19,175
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	20,000	17,889	(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	200,000	200,180	(a)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	50,000	64,379
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	50,000	41,216	(d)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	20,000	17,987	(d)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	110,000	104,382	(d)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	10,000	9,564	(d)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	30,000	29,761	(d)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	180,000	176,232	(d)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	60,000	60,273
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	250,000	235,652	(a)(d)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	250,000	248,698	(a)(d)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	200,000	190,395	(d)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	30,000	28,735	(d)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	10,000	8,344	(d)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	40,000	33,833	(d)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then 3 mo. Term SOFR + 1.510%)	2.739%	10/15/30	40,000	35,565	(d)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	240,000	235,198	(d)

See Notes to Schedules of Investments.

12	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	30,000	$28,680
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	40,000	40,853	(d)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	10,000	10,060	(d)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	60,000	56,860
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	20,000	20,352	(d)
US Bancorp, Senior Notes	1.450%	5/12/25	20,000	19,034
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	30,000	30,821	(d)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	10,000	10,315	(d)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	180,000	170,887
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	50,000	48,599
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	30,000	28,751	(d)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	30,000	26,202	(d)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. Term SOFR + 1.572%)	3.584%	5/22/28	70,000	66,680	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	160,000	152,190	(d)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	70,000	71,268	(d)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	40,000	40,843	(d)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	50,000	44,035

Total Banks				3,359,942

Capital Markets - 3.1%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	10,000	9,597
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	50,000	51,282
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	10,000	10,541	(d)
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	100,000	99,098
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	160,000	156,361
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	210,000	174,996	(d)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	40,000	38,365	(d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	110,000	106,406	(d)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	40,000	38,669
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	170,000	163,311	(d)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	140,000	115,925	(d)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	30,000	29,219	(d)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	30,000	23,778	(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	200,000	199,938	(a)(c)(d)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	250,000	237,746	(a)(d)

Total Capital Markets				1,455,232

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	13

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Consumer Finance - 0.0%††
American Express Co., Senior Notes	4.050%	5/3/29	10,000	$9,898

Financial Services - 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	200,000	185,184
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	40,000	37,273
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	50,000	49,907	(a)
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	30,000	26,222

Total Financial Services				298,586

Insurance - 0.1%
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	20,000	18,873	(a)

TOTAL FINANCIALS				5,142,531

HEALTH CARE - 1.9%
Biotechnology - 0.4%
AbbVie Inc., Senior Notes	3.200%	11/21/29	60,000	56,087
AbbVie Inc., Senior Notes	4.750%	3/15/45	30,000	28,855
AbbVie Inc., Senior Notes	4.875%	11/14/48	10,000	9,749
AbbVie Inc., Senior Notes	4.250%	11/21/49	80,000	71,292

Total Biotechnology				165,983

Health Care Providers & Services - 1.0%
Cigna Group, Senior Notes	4.375%	10/15/28	50,000	49,597
Cigna Group, Senior Notes	4.900%	12/15/48	20,000	19,015
CVS Health Corp., Senior Notes	1.875%	2/28/31	10,000	8,230
CVS Health Corp., Senior Notes	2.125%	9/15/31	20,000	16,558
CVS Health Corp., Senior Notes	2.700%	8/21/40	30,000	21,388
CVS Health Corp., Senior Notes	5.050%	3/25/48	130,000	121,590
Elevance Health Inc., Senior Notes	4.550%	5/15/52	10,000	9,123
HCA Inc., Senior Notes	5.625%	9/1/28	40,000	40,935
HCA Inc., Senior Notes	3.500%	9/1/30	40,000	36,261
Humana Inc., Senior Notes	3.125%	8/15/29	20,000	18,513
Humana Inc., Senior Notes	2.150%	2/3/32	10,000	8,223
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	90,000	88,067
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000	10,732
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	20,000	13,995
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	30,000	22,719

Total Health Care Providers & Services				484,946

Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	20,000	17,355
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	250,000	231,475

Total Pharmaceuticals				248,830

TOTAL HEALTH CARE				899,759

INDUSTRIALS - 3.3%
Aerospace & Defense - 1.4%
Boeing Co., Senior Notes	1.433%	2/4/24	10,000	9,958
Boeing Co., Senior Notes	4.875%	5/1/25	30,000	29,850
Boeing Co., Senior Notes	2.196%	2/4/26	120,000	113,386
Boeing Co., Senior Notes	3.200%	3/1/29	20,000	18,704

See Notes to Schedules of Investments.

14	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
Boeing Co., Senior Notes	5.150%	5/1/30	50,000	$50,901
Boeing Co., Senior Notes	3.250%	2/1/35	90,000	75,903
Boeing Co., Senior Notes	3.550%	3/1/38	10,000	8,146
Boeing Co., Senior Notes	5.705%	5/1/40	10,000	10,339
Boeing Co., Senior Notes	5.805%	5/1/50	80,000	82,844
Boeing Co., Senior Notes	5.930%	5/1/60	10,000	10,355
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	30,000	29,604
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	40,000	35,753
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	30,000	28,667
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	50,000	51,466
RTX Corp., Senior Notes	2.250%	7/1/30	50,000	43,197
RTX Corp., Senior Notes	6.000%	3/15/31	20,000	21,306
RTX Corp., Senior Notes	4.500%	6/1/42	10,000	9,081
RTX Corp., Senior Notes	3.030%	3/15/52	20,000	13,801

Total Aerospace & Defense				643,261

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.722%	2/15/30	10,000	8,947

Ground Transportation - 0.1%
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	10,000	7,223
Union Pacific Corp., Senior Notes	2.891%	4/6/36	20,000	16,882
Union Pacific Corp., Senior Notes	3.839%	3/20/60	10,000	8,157
Union Pacific Corp., Senior Notes	3.750%	2/5/70	20,000	15,421

Total Ground Transportation				47,683

Industrial Conglomerates - 0.1%
3M Co., Senior Notes	3.050%	4/15/30	20,000	18,027
3M Co., Senior Notes	3.700%	4/15/50	30,000	23,712

Total Industrial Conglomerates				41,739

Machinery - 0.0%††
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	10,000	9,382	(a)

Passenger Airlines - 1.0%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	60,000	63,360	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	120,000	118,019	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	22,500	22,563	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	82,000	58,972	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	240,000	224,456	(a)

Total Passenger Airlines				487,370

Trading Companies & Distributors - 0.7%
Air Lease Corp., Senior Notes	3.375%	7/1/25	40,000	38,716
Air Lease Corp., Senior Notes	5.300%	2/1/28	20,000	20,220
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	120,000	109,118	(a)
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	160,000	145,376

Total Trading Companies & Distributors				313,430

TOTAL INDUSTRIALS				1,551,812

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	15

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 0.5%
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Inc., Senior Notes	3.137%	11/15/35	60,000	$49,259	(a)
Intel Corp., Senior Notes	4.750%	3/25/50	30,000	28,343
Intel Corp., Senior Notes	3.050%	8/12/51	10,000	7,042
Micron Technology Inc., Senior Notes	5.875%	2/9/33	20,000	20,788
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	20,000	19,277

Total Semiconductors & Semiconductor Equipment				124,709

Software - 0.2%
Microsoft Corp., Senior Notes	2.921%	3/17/52	10,000	7,380
Oracle Corp., Senior Notes	1.650%	3/25/26	50,000	46,644
Oracle Corp., Senior Notes	4.650%	5/6/30	10,000	9,961
Oracle Corp., Senior Notes	2.875%	3/25/31	50,000	44,292

Total Software				108,277

TOTAL INFORMATION TECHNOLOGY				232,986

MATERIALS - 1.4%
Metals & Mining - 1.2%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000	192,107	(a)
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	10,000	10,697
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	30,000	30,225
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	40,000	39,089
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	95,000	92,420
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	10,000	9,963	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	160,000	155,372	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	30,000	28,836	(a)

Total Metals & Mining				558,709

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	140,000	116,171

TOTAL MATERIALS				674,880

UTILITIES - 0.3%
Electric Utilities - 0.3%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	150,000	126,906	(a)
Duke Energy Ohio Inc., First Mortgage Bonds	3.650%	2/1/29	20,000	19,250

TOTAL UTILITIES				146,156

TOTAL CORPORATE BONDS & NOTES (Cost - $14,959,571)				14,441,320

MORTGAGE-BACKED SECURITIES - 29.1%
FHLMC - 5.6%
Federal Home Loan Mortgage Corp. (FHLMC)	3.650%	10/1/29	100,000	95,599
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/38-1/1/48	186,068	174,921
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	5/1/41-10/1/41	197,646	163,908
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	5/1/42-8/1/42	295,961	252,704
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/47-7/1/49	66,909	66,134

See Notes to Schedules of Investments.

16	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	11/1/49	86,632	$86,848
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50-4/1/52	1,425,434	1,222,094
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	6/1/52	273,515	258,713
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	3/1/53	93,083	94,614
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.619%)	2.871%	11/1/47	54,527	52,305	(d)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.621%)	3.098%	2/1/50	65,040	61,642	(d)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.628%)	3.006%	11/1/48	120,355	114,121	(d)

Total FHLMC				2,643,603

FNMA - 16.2%
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	18,639	17,135
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	19,882	16,727	(d)
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-6/1/49	394,056	368,784
Federal National Mortgage Association (FNMA)	2.789%	1/1/35	48,714	42,176	(d)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-9/1/61	686,948	618,759
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-7/1/61	810,266	694,653
Federal National Mortgage Association (FNMA)	2.000%	3/1/41-7/1/51	2,132,732	1,767,086
Federal National Mortgage Association (FNMA)	4.500%	2/1/48-1/1/59	336,208	326,512
Federal National Mortgage Association (FNMA)	4.000%	9/1/48-1/1/49	364,718	350,820
Federal National Mortgage Association (FNMA)	1.500%	6/1/51	86,181	67,263
Federal National Mortgage Association (FNMA)	5.000%	10/1/52-7/1/53	185,363	185,587
Federal National Mortgage Association (FNMA)	5.500%	6/1/53	98,297	98,808
Federal National Mortgage Association (FNMA)	6.000%	6/1/53	192,653	197,581
Federal National Mortgage Association (FNMA)	2.000%	1/1/54	200,000	163,438	(e)
Federal National Mortgage Association (FNMA)	3.000%	1/1/54	900,000	796,043	(e)
Federal National Mortgage Association (FNMA)	3.500%	1/1/54	300,000	275,203	(e)
Federal National Mortgage Association (FNMA)	4.000%	1/1/54	200,000	189,148	(e)
Federal National Mortgage Association (FNMA)	4.500%	1/1/54	200,000	193,859	(e)
Federal National Mortgage Association (FNMA)	5.000%	1/1/54	400,000	395,719	(e)
Federal National Mortgage Association (FNMA)	5.500%	1/1/54	600,000	602,531	(e)
Federal National Mortgage Association (FNMA)	6.500%	1/1/54	300,000	307,418	(e)

Total FNMA				7,675,250

GNMA - 7.3%
Government National Mortgage Association (GNMA)	3.000%	10/15/42	41,945	38,272
Government National Mortgage Association (GNMA) II	3.500%	2/20/46-4/20/52	353,556	332,542

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	17

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	4.500%	4/20/48-4/20/50	156,272	$154,147
Government National Mortgage Association (GNMA) II	5.000%	11/20/48-8/20/53	515,357	512,371
Government National Mortgage Association (GNMA) II	3.000%	1/20/50-2/20/50	452,060	409,104
Government National Mortgage Association (GNMA) II	4.000%	4/20/50	30,208	29,019
Government National Mortgage Association (GNMA) II	2.500%	3/20/51-4/20/51	401,132	350,853
Government National Mortgage Association (GNMA) II	5.500%	4/20/53-8/20/53	196,886	198,670
Government National Mortgage Association (GNMA) II	6.000%	7/20/53	98,290	100,432
Government National Mortgage Association (GNMA) II	2.500%	1/20/54	100,000	87,469	(e)
Government National Mortgage Association (GNMA) II	3.000%	1/20/54	200,000	181,062	(e)
Government National Mortgage Association (GNMA) II	3.500%	1/20/54	200,000	186,250	(e)
Government National Mortgage Association (GNMA) II	4.000%	1/20/54	300,000	286,407	(e)
Government National Mortgage Association (GNMA) II	5.500%	1/20/54	300,000	302,157	(e)
Government National Mortgage Association (GNMA) II	6.000%	1/20/54	100,000	101,676	(e)
Government National Mortgage Association (GNMA) II	6.500%	3/20/54	200,000	204,226	(e)

Total GNMA				3,474,657

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $13,928,177)				13,793,510

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.1%
U.S. Government Obligations - 11.1%
U.S. Treasury Bonds	3.875%	2/15/43	10,000	9,534
U.S. Treasury Bonds	3.875%	5/15/43	30,000	28,598
U.S. Treasury Bonds	3.625%	8/15/43	30,000	27,580
U.S. Treasury Bonds	4.750%	11/15/43	420,000	450,516
U.S. Treasury Bonds	3.000%	8/15/52	40,000	32,711
U.S. Treasury Bonds	3.625%	2/15/53	1,485,000	1,371,305
U.S. Treasury Bonds	3.625%	5/15/53	90,000	83,208
U.S. Treasury Bonds	4.125%	8/15/53	90,000	90,970
U.S. Treasury Bonds	4.750%	11/15/53	480,000	538,275
U.S. Treasury Notes	5.000%	8/31/25	10,000	10,092
U.S. Treasury Notes	3.625%	4/30/28	740,000	728,235
U.S. Treasury Notes	4.375%	8/31/28	10,000	10,214
U.S. Treasury Notes	4.625%	9/30/28	20,000	20,644
U.S. Treasury Notes	4.375%	11/30/28	200,000	204,656
U.S. Treasury Notes	3.625%	5/31/30	160,000	158,581
U.S. Treasury Notes	4.000%	7/31/30	10,000	10,055
U.S. Treasury Notes	4.250%	8/31/30	360,000	364,514
U.S. Treasury Notes	4.375%	11/30/30	280,000	287,919
U.S. Treasury Notes	3.500%	2/15/33	670,000	649,717
U.S. Treasury Notes	3.375%	5/15/33	115,000	110,364

See Notes to Schedules of Investments.

18	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	3.875%	8/15/33	10,000	$9,987
U.S. Treasury Notes	4.500%	11/15/33	60,000	62,991

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $5,253,458)				5,260,666

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 8.2%
Alternative Loan Trust, 2005-81 A1 (1 mo. Term SOFR + 0.674%)	6.030%	2/25/37	125,433	100,488	(d)
BANK, 2023-BNK45 A5	5.203%	2/15/56	100,000	101,087
Benchmark Mortgage Trust, 2018-B1 A5	3.666%	1/15/51	100,000	93,451	(d)
BLP Commercial Mortgage Trust, 2023-IND A (1 mo. Term SOFR + 1.692%)	7.054%	3/15/40	100,000	99,409	(a)(d)
BRAVO Residential Funding Trust, 2023-NQM1 A1, Step Bond	5.757%	1/25/63	88,182	88,066	(a)
BRAVO Residential Funding Trust, 2023-NQM4 A1	6.435%	5/25/63	95,192	96,059	(a)
BWAY Mortgage Trust, 2015-1740 E	3.824%	1/10/35	500,000	2,500	(a)(d)
BX Commercial Mortgage Trust, 2023-VLT2 A (1 mo. Term SOFR + 2.281%)	7.643%	6/15/40	100,000	100,082	(a)(d)
BX Commercial Mortgage Trust, 2023-XL3 A (1 mo. Term SOFR + 1.761%)	7.121%	12/9/40	100,000	100,062	(a)(d)
BX Trust, 2022-PSB A (1 mo. Term SOFR + 2.451%)	7.813%	8/15/39	97,435	97,692	(a)(d)
BX Trust, 2023-DELC A (1 mo. Term SOFR + 2.690%)	8.052%	5/15/38	100,000	100,188	(a)(d)
CSMC Trust, 2021-NQM6 A3	1.585%	7/25/66	175,879	140,572	(a)(d)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	100,000	103,147	(a)
Deephaven Residential Mortgage Trust, 2022-1 A2	2.961%	1/25/67	240,000	190,297	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K153 X1, IO	0.440%	12/25/32	2,999,933	103,821	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	65,679	9,850
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	77,861	12,245
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	81,576	10,704
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	86,954	11,899
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	7.737%	2/25/42	100,000	101,185	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	7.337%	4/25/42	71,724	72,376	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (30 Day Average SOFR + 4.514%)	9.852%	1/25/24	35,322	35,421	(d)
Federal National Mortgage Association (FNMA) - CAS, 2014-C02 1M2 (30 Day Average SOFR + 2.714%)	8.052%	5/25/24	76,070	76,593	(d)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (30 Day Average SOFR + 5.114%)	10.452%	7/25/25	14,076	14,734	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1M2 (30 Day Average SOFR + 2.214%)	7.552%	10/25/39	1,409	1,409	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2022-R07 1M1 (30 Day Average SOFR + 2.950%)	8.287%	6/25/42	85,901	88,456	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.103%	4/25/28	65,995	62,775	(d)
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	73,767	11,761
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	220,442	33,745
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	166,844	27,054
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.061%	10/16/48	4,449,887	6,144	(d)
Government National Mortgage Association (GNMA), 2014-17 AM	3.537%	6/16/48	45,825	43,209	(d)
Government National Mortgage Association (GNMA), 2016-14 H	2.850%	3/16/57	246,293	211,949
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	58,144	44,284

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	19

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	73,906		$9,919
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	152,762		20,504
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	360,901		39,117
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. Term SOFR + 0.514%)	5.837%	8/20/70	117,117		115,475	(d)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	96,458		4,724	(d)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	100,000		84,871
GS Mortgage Securities Corp. Trust, 2018-SRP5 C (1 mo. Term SOFR + 4.364%)	9.726%	9/15/31	356,055		72,602	(a)(d)
IMPAC CMB Trust, 2005-7 A1 (1 mo. Term SOFR + 0.634%)	5.990%	11/25/35	106,902		93,380	(d)
IndyMac INDX Mortgage Loan Trust, 2005-AR10 A1 (1 mo. Term SOFR + 0.634%)	5.990%	6/25/35	161,243		127,925	(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C30 A4	2.600%	9/15/49	97,378		90,806
MSWF Commercial Mortgage Trust, 2023-2 A5	6.014%	12/15/56	100,000		107,699	(d)
NADG NNN Operating LP, 2019-1 A	3.368%	12/28/49	144,596		138,420	(a)
New Residential Mortgage Loan Trust, 2019-RPL3 A1	2.750%	7/25/59	105,056		98,836	(a)(d)
NJ Trust, 2023-GSP A	6.697%	1/6/29	100,000		104,255	(a)(d)
OBX Trust, 2023-NQM6 A1, Step Bond	6.520%	7/25/63	93,724		94,576	(a)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	97,036		98,851	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. Term SOFR + 0.694%)	6.050%	7/25/45	42,443		39,644	(d)
Wells Fargo Commercial Mortgage Trust, 2017-C38 A4	3.190%	7/15/50	101,060		94,662
Wells Fargo Commercial Mortgage Trust, 2017-C41 B	4.188%	11/15/50	70,000		60,335	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $4,973,444)					3,889,315

SOVEREIGN BONDS - 5.8%
Argentina - 0.1%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	4,443		1,764
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	3,500		1,399
Provincia de Buenos Aires/Government Bonds, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	18,600		7,100	(a)
Provincia de Buenos Aires/Government Bonds, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	95,000		36,263	(b)

Total Argentina					46,526

Brazil - 0.7%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	1,684,000	BRL	348,004

Colombia - 0.5%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	330,000		255,747

Indonesia - 0.4%
Indonesia Treasury Bond	6.500%	2/15/31	2,734,000,000	IDR	176,590
Indonesia Treasury Bond	7.500%	6/15/35	330,000,000	IDR	22,824

Total Indonesia					199,414

Mexico - 3.5%
Mexican Bonos, Senior Notes	7.750%	11/13/42	21,530,000	MXN	1,118,309
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	610,000		523,702

Total Mexico					1,642,011

See Notes to Schedules of Investments.

20	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
South Africa - 0.5%
Republic of South Africa Government Bond, Senior Notes	6.250%	3/31/36	6,310,000	ZAR	$226,487

Uruguay - 0.1%
Uruguay Government International Bond, Senior Notes	3.875%	7/2/40	720,000	UYU	23,832

TOTAL SOVEREIGN BONDS (Cost - $2,950,913)					2,742,021

ASSET-BACKED SECURITIES - 5.7%
Allegany Park CLO Ltd., 2019-1A CR (3 mo. Term SOFR + 2.050%)	7.466%	1/20/35	250,000		242,929	(a)(d)
Ares Loan Funding Ltd., 2023-ALF4A A1 (3 mo. Term SOFR + 1.750%)	7.097%	10/15/36	180,000		179,927	(a)(d)
ARES CLO Ltd., 2017-44A A1R (3 mo. Term SOFR + 1.342%)	6.735%	4/15/34	100,000		99,227	(a)(d)
ECMC Group Student Loan Trust, 2020-2A A (30 Day Average SOFR + 1.264%)	6.602%	11/25/69	117,981		117,594	(a)(d)
Grippen Park CLO Ltd., 2017-1A E (3 mo. Term SOFR + 5.962%)	11.377%	1/20/30	250,000		242,943	(a)(d)
Halsey Point CLO Ltd., 2019-1A E (3 mo. Term SOFR + 7.962%)	13.377%	1/20/33	300,000		291,669	(a)(d)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	121,166		100,146	(a)
LAD Auto Receivables Trust, 2023-4A C	6.760%	3/15/29	100,000		101,970	(a)
Loanpal Solar Loan Ltd., 2021-2GS A	2.220%	3/20/48	217,279		161,724	(a)
MF1 LLC, 2022-FL10 A (1 mo. Term SOFR + 2.635%)	7.991%	9/17/37	100,000		100,058	(a)(d)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC8 M1 (1 mo. Term SOFR + 1.029%)	6.385%	9/25/34	138,296		135,775	(d)
Nelnet Student Loan Trust, 2013-1A A (30 Day Average SOFR + 0.714%)	6.052%	6/25/41	34,090		33,609	(a)(d)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	7.140%	11/16/36	100,000		99,871	(a)(d)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	7.202%	1/20/37	250,000		249,655	(a)(d)
Sierra Timeshare Receivables Funding LLC, 2021-2A A	1.350%	9/20/38	67,686		63,481	(a)
SMB Private Education Loan Trust, 2018-C A2B (1 mo. Term SOFR + 0.864%)	6.226%	11/15/35	86,253		85,453	(a)(d)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. Term SOFR + 1.114%)	6.476%	6/15/37	44,132		43,710	(a)(d)
Structured Asset Investment Loan Trust, 2005-HE1 M2 (1 mo. Term SOFR + 0.834%)	6.190%	7/25/35	184,726		170,864	(d)
Symphony CLO Ltd., 2023-40A A1 (3 mo. Term SOFR + 1.640%)	6.984%	1/14/34	160,000		159,557	(a)(d)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	19,227		17,634

TOTAL ASSET-BACKED SECURITIES (Cost - $2,805,861)					2,697,796

SENIOR LOANS - 1.4%
COMMUNICATION SERVICES - 0.2%
Entertainment - 0.1%
UFC Holdings LLC, Term Loan B3 (3 mo. Term SOFR + 3.012%)	8.399%	4/29/26	49,558		49,689	(d)(g)(h)

Media - 0.1%
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.970%	9/18/26	50,325		50,321	(d)(g)(h)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. Term SOFR + 3.364%)	8.726%	1/31/29	20,000		19,934	(d)(g)(h)

Total Media					70,255

TOTAL COMMUNICATION SERVICES					119,944

CONSUMER DISCRETIONARY - 0.2%
Automobile Components - 0.0%††
Clarios Global LP, 2023 Term Loan (1 mo. Term SOFR + 3.750%)	9.106%	5/6/30	9,975		9,988	(d)(g)(h)

Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment, Inc., Term Loan B, Tranche B (1 mo. Term SOFR + 3.350%)	8.706%	2/6/30	9,925		9,939	(d)(g)(h)
Flutter Entertainment Public Ltd. Co., Term Loan B (3 mo. Term SOFR + 2.350%)	7.698%	11/25/30	40,000		40,033	(d)(g)(h)

Total Hotels, Restaurants & Leisure					49,972

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	21

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.1%
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. Term SOFR + 2.864%)	8.220%	10/19/27	54,127	$54,016	(d)(g)(h)

TOTAL CONSUMER DISCRETIONARY				113,976

FINANCIALS - 0.2%
Financial Services - 0.1%
Castlelake Aviation One Designated Activity Co., Initial Term Loan (3 mo. Term SOFR + 3.012%)	8.396%	10/22/26	18,686	18,704	(d)(g)(h)
Citadel Securities LP, Term Loan B (1 mo. Term SOFR + 2.614%)	7.970%	7/29/30	31,264	31,303	(d)(g)(h)

Total Financial Services				50,007

Insurance - 0.0%††
AmWINS Group Inc., 2023 Incremental Term Loan (1 mo. Term SOFR + 2.864%)	8.220%	2/19/28	9,900	9,917	(d)(g)(h)

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. Term SOFR + 2.864%)	8.220%	5/15/26	55,408	54,508	(d)(g)(h)

TOTAL FINANCIALS				114,432

HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP, Initial Dollar Term Loan (1 mo. Term SOFR + 3.114%)	8.470%	10/23/28	39,697	39,858	(d)(g)(h)

Health Care Providers & Services - 0.1%
Sotera Health Holdings LLC, Term Loan (3 mo. Term SOFR + 3.012%)	8.395%	12/11/26	50,000	49,917	(d)(g)(h)

TOTAL HEALTH CARE				89,775

INDUSTRIALS - 0.4%
Building Products - 0.0%††
Quikrete Holdings Inc., Fourth Amendment Term Loan B1 (1 mo. Term SOFR + 2.864%)	8.220%	3/18/29	19,798	19,848	(d)(g)(h)

Commercial Services & Supplies - 0.1%
Ali Group North America Corp., Initial Term Loan B (1 mo. Term SOFR + 2.114%)	7.470%	7/30/29	39,889	39,916	(d)(g)(h)

Construction & Engineering - 0.1%
KKR Apple Bidco LLC, Initial Term Loan (1 mo. Term SOFR + 2.864%)	8.220%	9/22/28	39,596	39,512	(d)(g)(h)

Passenger Airlines - 0.2%
Air Canada, Term Loan (3 mo. Term SOFR + 3.762%)	9.139%	8/11/28	39,400	39,462	(d)(g)(h)
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.166%	10/20/27	40,000	40,912	(d)(g)(h)

Total Passenger Airlines				80,374

TOTAL INDUSTRIALS				179,650

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp., Term Loan B (1 mo. Term SOFR + 2.864%)	8.220%	7/2/29	44,333	44,406	(d)(g)(h)

Software - 0.1%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	9.206%	10/8/28	35,330	34,933	(d)(g)(h)

TOTAL INFORMATION TECHNOLOGY				79,339

TOTAL SENIOR LOANS (Cost - $693,952)				697,116

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.6%
U.S. Treasury Notes, Inflation Indexed (Cost - $287,265)	1.125%	1/15/33	280,000	273,565

See Notes to Schedules of Investments.

22	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
PURCHASED OPTIONS - 0.2%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.2%
3-Month SOFR Futures, Call @ $95.000		3/15/24	129	322,500	$42,731
3-Month SOFR Futures, Call @ $96.000		6/14/24	53	132,500	18,550
3-Month SOFR Futures, Put @ $94.500		3/15/24	17	42,500	213
3-Month SOFR Futures, Put @ $94.750		4/12/24	9	22,500	450
3-Month SOFR Futures, Put @ $96.000		12/13/24	12	30,000	11,700
U.S. Treasury 5-Year Notes Futures, Put @ $107.750		1/26/24	9	9,000	2,180
U.S. Treasury 10-Year Notes Futures, Put @ $111.500		1/26/24	9	9,000	3,375

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $68,262)					79,199

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/Canadian Dollar, Call @ $1.372	BNP Paribas SA	3/21/24	320,000	320,000	475
U.S. Dollar/Euro, Call @ 1.055EUR	JPMorgan Chase & Co.	2/2/24	204,193	204,193	49
U.S. Dollar/Euro, Call @ 1.060EUR	JPMorgan Chase & Co.	2/6/24	158,070	158,070	71
U.S. Dollar/Euro, Call @ 1.062EUR	BNP Paribas SA	2/22/24	300,000	300,000	287
U.S. Dollar/Swiss Franc, Call @ 0.853CHF	Goldman Sachs Group Inc.	3/15/24	245,674	245,674	1,523

TOTAL OTC PURCHASED OPTIONS (Cost - $6,467)					2,405

TOTAL PURCHASED OPTIONS (Cost - $74,729)					81,604

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $45,927,370)					43,876,913

		RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 11.5%
U.S. TREASURY BILLS - 10.2%
U.S. Treasury Bills		5.301%	2/20/24	350,000	347,490	(i)
U.S. Treasury Bills		5.295%	3/7/24	1,360,000	1,347,216	(i)
U.S. Treasury Bills		5.295%	3/14/24	200,000	197,924	(i)
U.S. Treasury Bills		5.376%	4/16/24	3,000,000	2,954,427	(i)

TOTAL U.S. TREASURY BILLS (Cost - $4,845,890)					4,847,057

				SHARES
OVERNIGHT DEPOSITS - 1.3%
BNY Mellon Cash Reserve Fund (Cost - $609,808)		2.250%		609,808	609,808	(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $5,455,698)					5,456,865

TOTAL INVESTMENTS - 104.1% (Cost - $51,383,068)					49,333,778
Liabilities in Excess of Other Assets - (4.1)%					(1,940,299)

TOTAL NET ASSETS - 100.0%					$47,393,479

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	23

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	December 31, 2023

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	This security is traded on a to-be-announced (“TBA”) basis. At December 31, 2023, the Fund held TBA securities with a total cost of $4,156,697.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Rate shown represents yield-to-maturity.

(j)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
CLO	— Collateralized Loan Obligation
EUR	— Euro
IBOR	— Interbank Offered Rate
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

At December 31, 2023, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
3-Month SOFR Futures, Call	3/15/24	$96.000	129	$322,500	$(8,869)
3-Month SOFR Futures, Call	6/14/24	98.000	14	35,000	(787)
3-Month SOFR Futures, Call	9/13/24	96.875	32	80,000	(13,000)
3-Month SOFR Futures, Call	9/13/24	97.000	112	280,000	(39,900)
3-Month SOFR Futures, Call	12/13/24	97.125	12	30,000	(7,425)
3-Month SOFR Futures, Put	6/14/24	94.500	21	52,500	(1,181)
3-Month SOFR Futures, Put	12/13/24	95.500	12	30,000	(6,000)
SOFR 1-Year Mid-Curve Futures, Call	3/15/24	97.250	64	160,000	(16,000)
SOFR 1-Year Mid-Curve Futures, Call	3/15/24	97.375	65	162,500	(13,406)

See Notes to Schedules of Investments.

24	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	December 31, 2023

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Call	1/26/24	$110.250	9	$9,000	$(1,758)
U.S. Treasury 5-Year Notes Futures, Put	1/26/24	106.750	9	9,000	(633)
U.S. Treasury 10-Year Notes Futures, Call	1/26/24	115.000	9	9,000	(2,391)
U.S. Treasury 10-Year Notes Futures, Put	1/26/24	110.000	9	9,000	(984)
U.S. Treasury 10-Year Notes Futures, Put	2/23/24	108.000	15	15,000	(1,875)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $132,662)					$(114,209)

Abbreviation(s) used in this schedule:

SOFR	— Secured Overnight Financing Rate

At December 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	4	12/23	$947,308	$946,425	$(883)
3-Month SOFR	20	12/23	4,794,251	4,813,500	19,249
3-Month SOFR	30	12/23	7,209,121	7,270,125	61,004
Euro-Bobl	2	3/24	260,032	263,525	3,493
Euro-OAT	2	3/24	282,185	290,545	8,360
U.S. Treasury 2-Year Notes	76	3/24	15,497,526	15,649,469	151,943
U.S. Treasury 10-Year Notes	24	3/24	2,655,780	2,709,375	53,595
U.S. Treasury Long-Term Bonds	41	3/24	4,756,527	5,122,437	365,910
U.S. Treasury Ultra Long-Term Bonds	27	3/24	3,292,442	3,607,031	314,589

					977,260

Contracts to Sell:
3-Month SOFR	3	3/24	709,302	712,613	(3,311)
Euro-Bund	4	3/24	589,493	606,320	(16,827)
U.S. Treasury 5-Year Notes	73	3/24	7,850,241	7,940,461	(90,220)
U.S. Treasury Ultra 10-Year Notes	25	3/24	2,816,613	2,950,391	(133,778)

					(244,136)

Net unrealized appreciation on open futures contracts					$733,124

Abbreviation(s) used in this table:

Bobl	— Bundesobligation (Medium-term German Federal Government Bond)
OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)
SOFR	— Secured Overnight Financing Rate

At December 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	249,166	USD	182,909	Bank of America N.A.	1/19/24	$6,107
AUD	281,005	USD	178,822	BNP Paribas SA	1/19/24	13,051
IDR	16,439,718	USD	1,035	BNP Paribas SA	1/19/24	32
USD	326,055	EUR	307,540	BNP Paribas SA	1/19/24	(13,947)
USD	227,543	GBP	186,171	BNP Paribas SA	1/19/24	(9,815)
IDR	72,030,000	USD	4,539	Citibank N.A.	1/19/24	139
IDR	1,041,794,563	USD	67,561	Citibank N.A.	1/19/24	88
IDR	1,844,837,032	USD	117,237	Citibank N.A.	1/19/24	2,558

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	25

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	December 31, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	3,109,130,379	USD	196,110	Citibank N.A.	1/19/24	$5,781
IDR	57,190,000	USD	3,600	JPMorgan Chase & Co.	1/19/24	114
IDR	158,140,000	USD	9,957	JPMorgan Chase & Co.	1/19/24	312
NZD	154,348	USD	93,023	JPMorgan Chase & Co.	1/19/24	4,710
USD	313,575	CNH	2,276,119	JPMorgan Chase & Co.	1/19/24	(6,514)
USD	413,371	IDR	6,480,835,697	JPMorgan Chase & Co.	1/19/24	(7,462)
USD	447,951	MXN	8,220,879	JPMorgan Chase & Co.	1/19/24	(35,833)
EUR	229,998	NOK	243,953	Morgan Stanley & Co. Inc.	1/19/24	10,323
EUR	243,953	NOK	2,663,438	Morgan Stanley & Co. Inc.	1/19/24	(18,444)
INR	17,569,281	USD	210,343	Morgan Stanley & Co. Inc.	1/19/24	655
JPY	64,465,736	USD	437,572	Morgan Stanley & Co. Inc.	1/19/24	21,108
MXN	390,800	USD	22,272	Morgan Stanley & Co. Inc.	1/19/24	725
NOK	5,480,555	USD	508,988	Morgan Stanley & Co. Inc.	1/19/24	30,946

Net unrealized appreciation on open forward foreign currency contracts						$4,634

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
USD	— United States Dollar

At December 31, 2023, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
JPMorgan Chase & Co.	3,030,000BRL	1/2/29	BRL-CDI**	10.230%**	$2,388	—	$2,388

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$ 8,832,000	1/31/24	5.410%**	Daily U.S. Federal Funds Intraday Effective Rate**	$(479)	—	$(479)
9,371,000	3/10/26	Daily SOFR annually	4.100% annually	44,801	$52,861	(8,060)
617,000	5/31/28	Daily SOFR Compound annually	3.950%	11,100	1,774	9,326

See Notes to Schedules of Investments.

26	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	December 31, 2023

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$ 3,128,000	5/15/32	3.220% annually	Daily SOFR annually	$59,121	$(10,198)	$69,319
	2,095,000	3/10/34	3.400% annually	Daily SOFR annually	6,368	(21,156)	27,524
	862,000	2/15/48	2.600% annually	Daily SOFR annually	115,457	63,348	52,109
	183,000	2/15/48	3.050% annually	Daily SOFR annually	11,108	5,165	5,943
	840,000	5/15/48	3.150%	Daily SOFR Compound annually	37,063	79,204	(42,141)

Total	$25,928,000				$284,539	$170,998	$113,541

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT DECEMBER 31, 2023[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
BNP Paribas SA (Volkswagen
International Finance NV, 5.547%, due 11/16/24)	530,000	EUR	12/20/24	0.443%	1.000% quarterly	$3,152	$6,734	$(3,582)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT DECEMBER 31, 2023[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
BNP Paribas SA (Mercedes-Benz
Group AG, 1.400%, due 1/12/24)	530,000	EUR	12/20/24	0.176%	1.000% quarterly	$(4,675)	$(2,522)	$(2,153)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
MARKIT CDX.NA.HY.41 Index	$730,620	12/20/28	5.000% quarterly	$42,619	$5,594	$37,025
MARKIT CDX.NA.IG.41 Index	1,498,000	12/20/33	1.000% quarterly	2,178	(13,599)	15,777

Total	$2,228,620			$44,797	$(8,005)	$52,802

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
MARKIT CDX.NA.IG.41 Index	$2,864,200	12/20/28	1.000% quarterly	$(55,558)	$(33,701)	$(21,857)

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	27

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	December 31, 2023

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

**	One time payment made at termination date.

Reference rate(s) and their value(s) as of period end used in this table:

Reference Index	Reference Rate
BRL-CDI	11.650%
Daily SOFR Compound	5.390%
Daily U.S. Federal Funds	5.330%

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazilian Cetip InterBank Deposit Rate
EUR	— Euro
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

28	Western Asset ETFs 2023 Quarterly Report

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Income ETF (“Short Duration Income ETF”) and Western Asset Total Return ETF (“Total Return ETF” ) ( the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Funds are listed and traded at market prices on NASDAQ. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.

The Funds follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not

Western Asset ETFs 2023 Quarterly Report	29

Notes to Schedules of Investments (unaudited) (continued)

limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:

Short Duration Income ETF

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$9,032,938	—	$9,032,938
Asset-Backed Securities	—	730,879	—	730,879
Collateralized Mortgage Obligations	—	363,350	—	363,350
U.S. Government & Agency Obligations	—	92,317	—	92,317
Sovereign Bonds	—	54,285	—	54,285
Senior Loans	—	8,183	—	8,183

Total Long-Term Investments	—	10,281,952	—	10,281,952

Short-Term Investments†	$263,327	—	—	263,327

Total Investments	$263,327	$10,281,952	—	$10,545,279

Other Financial Instruments:
Futures Contracts††	$240,172	—	—	$240,172

Total	$503,499	$10,281,952	—	$10,785,451

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$229,489	—	—	$229,489

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

30	Western Asset ETFs 2023 Quarterly Report

Notes to Schedules of Investments (unaudited) (continued)

Total Return ETF

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$14,441,320	—	$14,441,320
Mortgage-Backed Securities	—	13,793,510	—	13,793,510
U.S. Government & Agency Obligations	—	5,260,666	—	5,260,666
Collateralized Mortgage Obligations	—	3,889,315	—	3,889,315
Sovereign Bonds	—	2,742,021	—	2,742,021
Asset-Backed Securities	—	2,697,796	—	2,697,796
Senior Loans	—	697,116	—	697,116
U.S. Treasury Inflation Protected Securities	—	273,565	—	273,565
Purchased Options:
Exchange-Traded Purchased Options	$79,199	—	—	79,199
OTC Purchased Options	—	2,405	—	2,405

Total Long-Term Investments	79,199	43,797,714	—	43,876,913

Short-Term Investments†:
U.S. Treasury Bills	—	4,847,057	—	4,847,057
Overnight Deposits	609,808	—	—	609,808

Total Short-Term Investments	609,808	4,847,057	—	5,456,865

Total Investments	$689,007	$48,644,771	—	$49,333,778

Other Financial Instruments:
Futures Contracts††	$978,143	—	—	$978,143
Forward Foreign Currency Contracts††	—	$96,649	—	96,649
OTC Interest Rate Swaps‡	—	2,388	—	2,388
Centrally Cleared Interest Rate Swaps††	—	164,221	—	164,221
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	3,152	—	3,152
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	52,802	—	52,802

Total Other Financial Instruments	$978,143	$319,212	—	$1,297,355

Total	$1,667,150	$48,963,983	—	$50,631,133

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$114,209	—	—	$114,209
Futures Contracts††	245,019	—	—	245,019
Forward Foreign Currency Contracts††	—	$92,015	—	92,015
Centrally Cleared Interest Rate Swaps††	—	50,680	—	50,680
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	4,675	—	4,675
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	21,857	—	21,857

Total	$359,228	$169,227	—	$528,455

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

Western Asset ETFs 2023 Quarterly Report	31